Consolidated Balance Sheets (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 113,323	$ 169,265	$ 179,132
Prepaid expenses and other current assets	34,847	20,741	17,424
Inventory	5,294	2,986	0
Total current assets	153,464	192,992	196,556
Property and equipment, net of accumulated depreciation	22,581	24,215	31,273
Deferred financing costs, net of accumulated amortization	15,883	28,867	0
Other assets	11,101	10,984	1,704
TOTAL ASSETS	203,029	257,058	229,533
Current liabilities:
Accounts payable and accrued expenses	236,774	211,336	27,482
Customer deposits		0	35,000
Convertible notes payable, net of discount of $760,791 and $779572, respectively	167,296	274,123	0
Derivative note liabilities	1,675,155	1,256,159	0
Short-term debt - related party	46,190	45,707	0
Unearned revenues	59,415	59,056	0
Total current liabilities	2,184,830	1,846,381	62,482
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value; 50,000,000 shares authorized; no shares issued and outstanding	0	0	0
Common stock, $0.0001 par value, 2,000,000,000 shares authorized; 435,960,255 and 395,369,204 shares issued and outstanding, respectively	43,596	39,536	37,802
Additional paid-in capital	2,234,335	1,752,443	1,332,431
Accumulated deficit	(4,243,761)	(3,365,780)	(1,205,081)
Other comprehensive income (loss)	(15,971)	(15,522)	1,899
Total stockholders' equity (deficit)	(1,981,801)	(1,589,323)	167,051
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 203,029	$ 257,058	$ 229,533